Revenues and Other Income (Tables)	3 Months Ended	12 Months Ended
	Sep. 30, 2023	Jun. 30, 2023	Jun. 30, 2022
Revenue and Other Income [Abstract]
Schedule of Invoiced Spirits Products Sold to the External Customers Less Discounts, Returns, and Surcharges

Revenues represent the invoiced spirits and wine products sold to customers less rebates and surcharges.

	Three Months Ended September 30, 2023	Three Months Ended September 30, 2022
	US$	US$
Revenues	5,101,442	4,506,817
Sales rebates	(624,380)	(675,969)
	4,477,062	3,830,848
Other income	6,802	7,131
	4,483,864	3,837,979

Revenues represent the invoiced spirits and wine products sold to customers less rebates and surcharges.

	Year Ended June 30, 2023	Year Ended June 30, 2022
	US$	US$
Revenues	21,124,455	18,092,018
Sales rebates	(2,953,959)	(2,146,600)
	18,170,496	15,945,418
Other income	30,698	40,775
	18,201,194	15,986,193
Revenues represent the invoiced spirits and wine products sold to customers less rebates and surcharges.
	Year Ended June 30, 2022	Year Ended June 30, 2021
	US$	US$
Revenues	18,092,018	17,204,693
Sales rebates	(2,146,600)	(2,012,827)
	15,945,418	15,191,866
Other income	40,775	44,763
	15,986,193	15,236,629

Schedule of Concentration Analysis of the Revenue

All revenue is derived in the PRC. A concentration analysis of the revenue is as follows:

	Three Months Ended September 30, 2023	Three Months Ended September 30, 2022
Customer A	19%	20%
Customer B	21%	16%
Customer C	10%	12%
Customer D	8%	11%
Customer E	11%	10%
Customer F	9%	8%
Others	22%	23%
	100%	100%

All revenue is derived in the PRC. A concentration analysis of the revenue is as follows:

	Year Ended June 30, 2023	Year Ended June 30, 2022
Customer A	10%	11%
Customer B	20%	13%
Customer C	10%	13%
Customer D	10%	1%
Customer E	8%	8%
Customer F	19%	11%
Others	23%	43%
	100%	100%
All revenue is derived in the PRC. A concentration analysis of the revenue is as follows:
	Year Ended June 30, 2022	Year Ended June 30, 2021
Customer A	11%	16%
Customer B	13%	16%
Customer C	13%	13%
Customer D	5%	10%
Customer E	8%	10%
Customer F	11%	9%
Customer G	8%	4%
Others	31%	22%
	100%	100%